Changes in equity due to application of IFRS 9 and 15 : Retained Earnings (Details) - KRW (₩) ₩ in Millions			12 Months Ended
		Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in equity due to application of IFRS 9 and 15 [Line Items]
Equity at January 1, 2018 before changes			₩ 41,930,381	₩ 36,651,430	₩ 33,703,617	₩ 31,744,980
Adjustments of equity due to the application of IFRS 9:
Effect of overlay approach application			216,492	(72,869)
Equity attributable to equity holders of Shinhan Financial Group Co., Ltd.
Changes in equity due to application of IFRS 9 and 15 [Line Items]
Equity at January 1, 2018 before changes			39,177,946	35,725,625	32,820,220	31,109,698
Retained Earnings
Changes in equity due to application of IFRS 9 and 15 [Line Items]
Equity at January 1, 2018 before changes		₩ 20,791,680	25,525,821	22,959,440	20,791,680	18,640,038
Adjustments of equity due to the application of IFRS 9:
Reclassification from financial assets at amortized cost to financial assets measured at fair value through profit or loss		(74,061)
Reclassification from available-for-sale financial assets to financial assets measured at fair value through profit or loss		178,518
Reclassification from available-for-sale financial assets to financial assets measured at fair value through other comprehensive income	[1],[2]	204,457
Increase in loss allowance for financial assets measured at amortized cost		(573,088)
Increase in loss allowance for loan commitments and financial guarantee contracts		(55,274)
Increase in loss allowance for debt instruments measured at fair value through other comprehensive income		(18,976)
Effect of overlay approach application		34,102
Others	[3],[4]	(40,063)
Adjustments of equity due to the application of IFRS 9, Total		(344,385)
Adjustments of equity due to the application of IFRS 15	[5]	(2,895)
Tax effects	[6]	95,426
Equity at January 1, 2018 after changes		20,539,826
Accumulated Other Comprehensive Income (loss)
Changes in equity due to application of IFRS 9 and 15 [Line Items]
Equity at January 1, 2018 before changes		(529,734)	₩ (260,156)	₩ (753,220)	₩ (529,734)	₩ (102,583)
Adjustments of equity due to the application of IFRS 9:
Reclassification from available-for-sale financial assets to financial assets measured at fair value through profit or loss		(178,518)
Reclassification from available-for-sale financial assets to financial assets measured at fair value through other comprehensive income	[1],[2]	(204,457)
Increase in loss allowance for debt instruments measured at fair value through other comprehensive income		18,976
Effect of overlay approach application		(34,102)
Others	[3],[4]	11,039
Adjustments of equity due to the application of IFRS 9, Total		(387,062)
Tax effects	[6]	110,051
Equity at January 1, 2018 after changes		₩ (806,745)

[1]	The effect on retained earnings arising from the recognition of impairment losses related to equity securities in the prior periods was transferred to other comprehensive income upon the application of IFRS 9.
[2]	With the application of IFRS 9, the effect of retained earnings of the recognized impairment from equity securities has reclassified to other comprehensive income.
[3]	Include translation of foreign currencies, etc.
[4]	Other adjustments include foreign currency translation and changes in non-controlling interests, resulting from the adoption of IFRS 9.
[5]	The Group has divided the trust fees into trust sales fees and trust managing fees and recognition of trust managing fees are deferred.
[6]	Tax effects due to the application of IFRS 9 are separately shown.